Stockholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
	Mar. 30, 2017 MXN ($) $ / shares shares	Jul. 18, 2016 $ / shares	Mar. 31, 2016 MXN ($) $ / shares shares	Dec. 31, 2018 MXN ($) shares	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2016 MXN ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2018 USD ($) shares	Apr. 05, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of Classes of Share Capital [Line Items]
Investment in CPOs				$ 194	$ 301
Investment in CPOs | shares				20,541,277	20,541,277
Increase in variable common stock issued to preserve the anti-dilutive rights of note holders | shares	258,000,000		297,000,000						750,000,000
Capital reserve									$ 500
Increase in variable common stock issued through the capitalization of retained earning | shares	1,687,000,000		1,616,000,000
Increase in common stock	$ 5		$ 4
Nominal value of common stock per CPO | $ / shares	$ 0.00833		$ 0.00833
Additional paid-in capital	$ 9,459		$ 6,966	$ 141,151	$ 140,483
Percentage of net income allocation toward legal reserve				5.00%
Legal reserve				$ 1,804
Non-controlling interest and perpetual debentures				30,883	30,879
Other equity reserve				11,869	13,483	$ 13,483
Additional paid-in capital [member]
Disclosure of Classes of Share Capital [Line Items]
Additional paid-in capital				706	817	742
Non-controlling Interest [Member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures				22,154	22,095
Net income attributable to noncontroling interest				789	1,417	1,173
Extraordinary [member]
Disclosure of Classes of Share Capital [Line Items]
Increase in variable common stock issued to preserve the anti-dilutive rights of note holders | shares									453,000,000
Perpetual Subordinated Bonds [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures				8,729	8,784			$ 444		$ 447
Interest expense [member]
Disclosure of Classes of Share Capital [Line Items]
Other equity reserve				$ 553	$ 482	$ 507
CEMEX Holdings Philippines, Inc. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage				45.00%	45.00%
Number of shares issued		2,337,927,954
Percentage of outstanding common shares owned by the subsidiary		45.00%
Initial offering price per common share | $ / shares		$ 10.75
Net proceeds from offering							$ 507
Exchange rate							46.932
CEMEX Latam Holdings, S.A. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage				26.75%	26.72%
Caribbean TCL [member] | Trinidad Cement Limited [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage				30.20%	30.20%
CPO [Member]
Disclosure of Classes of Share Capital [Line Items]
Increase in variable common stock issued to preserve the anti-dilutive rights of note holders | shares	86,000,000		99,000,000						250,000,000
Increase in variable common stock issued through the capitalization of retained earning | shares	562,000,000		539,000,000
Number of shares issued | shares				49,300,000	53,200,000	53,900,000		49,300,000		53,200,000
CPO [Member] | Extraordinary [member]
Disclosure of Classes of Share Capital [Line Items]
Increase in variable common stock issued to preserve the anti-dilutive rights of note holders | shares									151,000,000